Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
Accounts receivable	$720,966	$1,256,751
Provision of allowance for expected credit losses	(138,326)	(308,639)
Total accounts receivable, net	$582,640	$948,112

The movement of the provision of allowance for expected credit losses is as follows:

	For the years ended December 31,
	2023	2024	2025
Balance at the beginning of the year	$-	$52,430	$138,326
Additions	52,805	82,537	148,004
Reversal	-	-	-
Foreign currency translation	(375)	3,359	22,309
Balance at the end of the year	$52,430	$138,326	$308,639